(Loss)/Earnings Per Share	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
(Loss)/Earnings Per Share
22.	(Loss)/Earnings Per Share
During the year ended December 31, 2020, the rights of the holder of Class A and Class B ordinary shares were identical expect with respect to voting and conversion rights, and therefore, the undistributed earnings were allocated on a proportionate basis and the resulting earnings per share attributable to ordinary shareholders were the same for both Class A and Class B ordinary shares on an individual or combined basis. The following table sets forth the computation of basic net (loss)/earnings per share for the following periods:

	December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Basic (Loss)/Earnings Per Share
Numerator:
Net (loss)/income attributable to ordinary shareholders	(42,614)	(11,765)	3,430	526
Less: Noncumulative dividends to Preferred Shares	—	—	(1,059)	(162)

Net income/(loss) attributable to ordinary shareholders for computing basic (loss)/earnings per ordinary share	(42,614)	(11,765)	2,371	364
Denominator:
Weighted average number of shares outstanding	14,972,760	14,972,760	28,282,187	28,282,187

(Loss)/earnings per share - basic	(2.85)	(0.79)	0.08	0.01

The following table sets forth the computation of diluted net (loss)/earnings per share for the following periods:

	December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Diluted (Loss)/Earnings Per Share
Numerator:
Net (loss)/income attributable to ordinary shareholders for computing basic (loss)/earnings per ordinary share	(42,614)	(11,765)	2,371	364
Add: Noncumulative dividends to Preferred Shares	—	—	1,059	162

Net (loss)/income attributable to ordinary shareholders for computing diluted (loss)/earnings per ordinary share	(42,614)	(11,765)	3,430	526
Denominator:
Weighted average number of shares outstanding	14,972,760	14,972,760	28,282,187	28,282,187
Dilutive share options	—	—	7,561,986	7,561,986
Weighted average number of effect of convertible Preferred Shares	—	—	12,627,507	12,627,507
Weighted average ordinary shares issuable in connection with business combination	—	—	46,307	46,307

Weighted average number of shares outstanding- diluted	14,972,760	14,972,760	48,517,987	48,517,987

(Loss)/earnings per share - diluted	(2.85)	(0.79)	0.07	0.01

For the year ended December 31, 2018 and 2019, the computation of basic loss per share using the two-class
method is not applicable as the Company was in a net loss position and the participating securities do not have contractual rights and obligations to share the losses of the Company. For the year ended December 31, 2020, the two-class
method is applicable because the contingently redeemable ordinary shares have right to participate in the earnings for the portion of the period they are outstanding. The effects of all outstanding contingently redeemable ordinary shares and share options were excluded from the computation of diluted loss per share for the years ended December 31, 2018 and 2019 as their effects would be anti-dilutive. For the year ended December 31, 2020, potential dilutive shares consist of incremental ordinary shares issuable upon the exercise of outstanding options calculated under treasury method, weighted average effect of convertible redeemable ordinary shares for the period they were outstanding under if-converted method and weighted average number of ordinary shares issuable in connection with a business combination.